Operating Lease Right of Use Assets - Schedule of Operating Lease Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Right of Use Assets [Line Items]
Less: Accumulated depreciation	$ (1,041,535)	$ (1,215,892)
Total	837,348	1,023,739
Buildings [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	1,180,005	1,222,461
Vehicles [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	$ 698,878	$ 1,017,170